Related Party Transactions - Additional Information (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to related parties	$ 68,263	$ 68,927
Due from related parties	98,957	102,461
Shunfeng
Related Party Transaction [Line Items]
Due to related parties	14,831	17,673
Due from related parties	$ 7,046	$ 10,642